U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

1.  Name and address of issuer:  LINDNER INVESTMENTS
                                 7711 Carondelet Avenue, 7th Floor
                                 St. Louis, Missouri 63105

2.  Name of each series or class of funds for which this notice is filed:
       LINDNER ASSET ALLOCATION FUND (formerly LINDNER DIVIDEND FUND) LINDNER LARGE-CAP FUND (formerly LINDNER GROWTH FUND)
       LINDNER MARKET NEUTRAL FUND (formerly LINDNER BULWARK FUND) LINDNER UTILITY FUND
       LINDNER SMALL-CAP FUND (formerly LINDNER/RYBACK SMALL-CAP FUND) LINDNER INTERNATIONAL FUND
       LINDNER HIGH-YIELD BOND FUND
       LINDNER GOVERNMENT MONEY MARKET FUND

3.  Investment Company Act File Number:  811-7932
    Securities Act File Number:          33-66712

4(a).  Last day of fiscal year for which this notice is filed:  JUNE 30

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year)(See Instruction A.2): [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this
Form:   [ ]

5.  Calculation of registration fee:

(i)   Aggregate sale price of securities sold during
      the fiscal year pursuant to Section 24(f):           $619,248,479

(ii)  Aggregate price of shares redeemed or repurchased
      during the fiscal year:                              $1,583,305,113

(iii) Aggregate price of shares redeemed or repurchased
      during any prior fiscal year ending no earlier
      than October 11, 1995, that were not previously
      used to reduce registration fees payable to the
      Commission:                                          $828,198,586

(iv)  Total available redemption credits [add Item
      5(ii) and 5(iii)]:                                   $2,411,503,699

(v)   Net sales--if Item 5(i) is greater than Item
      5(iv) [subtract Item 5(iv) from Item 5(i)]:          $  0

(vi)  Redemption credits available for use in future
      years--If Item 5(i) is less than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                $1,792,255,220

(vii) Multiplier for determining registration fee
      (See Instruction C.9):                            x  0.000278

(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):          $  0

6.  Prepaid shares.  If the response to Item 5(i) was
determined by deducting an amount of securities that
were registered under the Securities Act of 1933
pursuant to Rule 24e-2 as in effect before October 11,
1997, then report the amount of securities (number of
shares or other units) deducted here:                        -0-
If there is a number of shares or other units that
were registered pursuant to Rule 24e-2 remaining
unsold at the end of the fiscal year for which this
Form is filed that are available for use by the
issuer in future fiscal years, then state that
number here:                                                 -0-

7.  Interest due--if this Form is being filed more
than 90 days after the end of the issuer's fiscal year
(See Instruction D):                                       $  0

8.  Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:          $  0

9.   Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:                n/a

Method of delivery:  [ ]  Wire transfer
                     [ ]  Mail or other means               n/a

                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title):*  /S/ BRIAN L. BLOMQUIST
                            Brian L. Blomquist, Vice President

Date: September 22, 1999
*Please print the name and title of the signing officer below the signature.